Stockholders' equity - Summary of Classes of Share Capital (Parenthetical) (Detail) - shares	Mar. 31, 2025	Apr. 10, 2024
Disclosure of classes of share capital [line items]
Cancellation of treasury stock	12,612,300	93,287,300